Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Operations
Operating revenues	$ 4,986,829	$ 5,019,943	$ 5,091,388
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,911,554	1,870,663	1,852,695
Selling, general and administrative expense	2,011,772	1,964,431	1,927,272
Depreciation, amortization and accretion expense	755,649	744,247	745,795
Loss on impairment of intangible assets		14,000	414,376
(Gain) loss on asset disposals, net	11,763	18,758	18,331
Total operating expenses	4,690,738	4,612,099	4,958,469
Operating income (loss)	296,091	407,844	132,919
Investment and other income (expense)
Equity in earnings of unconsolidated entities	98,074	90,732	89,812
Interest and dividend income	10,508	11,121	39,131
Interest expense	(116,810)	(126,209)	(139,304)
Gain on investments and financial instruments			31,595
Other, net	(2,089)	2,000	2,213
Total investment and other income (expense)	(10,317)	(22,356)	23,447
Income before income taxes	285,774	385,488	156,366
Income tax expense	95,188	135,539	35,883
Net income	190,586	249,949	120,483
Less: Net income attributable to noncontrolling interests, net of tax	(45,737)	(58,602)	(29,817)
Net income attributable to TDS shareholders	144,849	191,347	90,666
Preferred dividend requirement	(50)	(51)	(52)
Net income available to common	$ 144,799	$ 191,296	$ 90,614
Basic weighted average shares outstanding	105,111	109,339	115,817
Basic earnings per share attributable to TDS shareholders	$ 1.38	$ 1.75	$ 0.78
Diluted weighted average shares outstanding	105,506	109,577	116,255
Diluted earnings per share attributable to TDS shareholders	$ 1.37	$ 1.74	$ 0.78
Dividends per share	$ 0.45	$ 0.43	$ 0.41